CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 252,133	$ 251,383
Common Stock par value	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000
Common Stock shares issued	13,282,476	13,282,476
Common Stock shares outstanding	13,282,476	13,282,476